Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment
Balance beginning of period	$ 1,007,617
Depreciation	(30,319)	$ (30,395)	$ (24,387)
Balance end of period	977,298	1,007,617
Vessel Cost
Property Plant And Equipment
Balance beginning of period	1,167,500	1,165,645
Other additions to vessels' cost		1,855
Balance end of period	1,167,500	1,167,500	1,165,645
Accumulated Depreciation
Property Plant And Equipment
Balance beginning of period	(159,883)	(129,488)
Depreciation	(30,319)	(30,395)
Balance end of period	(190,202)	(159,883)	(129,488)
Net Book Value
Property Plant And Equipment
Balance beginning of period	1,007,617	1,036,157
Other additions to vessels' cost		1,855
Depreciation	(30,319)	(30,395)
Balance end of period	$ 977,298	$ 1,007,617	$ 1,036,157